Shareholder Report, Average Annual Return (Details)	12 Months Ended	22 Months Ended	42 Months Ended	60 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000234952
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VELA Income Opportunities Fund - Class A
Average Annual Return, Percent	(0.56%)		1.23%
C000234953
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VELA Income Opportunities Fund - Class I
C000221920
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VELA International Fund - Class A
Average Annual Return, Percent	13.34%			10.80%
C000221919
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VELA International Fund - Class I
C000221922
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VELA Large Cap Plus Fund - Class A
Average Annual Return, Percent	0.01%			12.56%
C000221921
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VELA Large Cap Plus Fund - Class I
C000246925
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VELA Short Duration Fund - Class A
Average Annual Return, Percent	(0.60%)	1.87%
C000246926
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VELA Short Duration Fund - Class I
C000221924
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VELA Small Cap Fund - Class A
Average Annual Return, Percent	(3.86%)			13.48%
C000221923
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VELA Small Cap Fund- Class I
Without Sales Load [Member] | C000234952
Average Annual Return [Line Items]
Average Annual Return, Percent	4.72%		2.73%
Without Sales Load [Member] | C000234953
Average Annual Return [Line Items]
Average Annual Return, Percent	4.98%		3.00%
Without Sales Load [Member] | C000221920
Average Annual Return [Line Items]
Average Annual Return, Percent	19.34%			11.95%
Without Sales Load [Member] | C000221919
Average Annual Return [Line Items]
Average Annual Return, Percent	19.67%			12.27%
Without Sales Load [Member] | C000221922
Average Annual Return [Line Items]
Average Annual Return, Percent	5.28%			13.73%
Without Sales Load [Member] | C000221921
Average Annual Return [Line Items]
Average Annual Return, Percent	5.57%			14.01%
Without Sales Load [Member] | C000246925
Average Annual Return [Line Items]
Average Annual Return, Percent	4.62%	4.84%
Without Sales Load [Member] | C000246926
Average Annual Return [Line Items]
Average Annual Return, Percent	4.92%	5.44%
Without Sales Load [Member] | C000221924
Average Annual Return [Line Items]
Average Annual Return, Percent	1.20%			14.66%
Without Sales Load [Member] | C000221923
Average Annual Return [Line Items]
Average Annual Return, Percent	1.42%			14.94%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%		12.74%
MSCI WORLD ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI WORLD ex USA Index
Average Annual Return, Percent	16.03%			11.60%
MSCI WORLD ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI WORLD ex USA Index
Average Annual Return, Percent	16.03%			11.60%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%			15.74%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%			15.74%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	4.45%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	4.45%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%			15.74%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%			15.74%
50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.14%		7.14%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.75%			15.99%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.75%			15.99%
Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent	4.12%	5.02%
Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent	4.12%	5.02%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.76%			11.56%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.76%			11.56%